Business combination - Summarizes the components of the purchase consideration (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 04, 2019	Feb. 28, 2019	Jun. 30, 2021
Components of the purchase consideration transferred
Cash		$ 343,100
BIGOINC
Components of the purchase consideration transferred
Cash	$ 343,062
Fair value of a subsidiary's common share issued	1,149,073
Fair value of previously held equity interest in the acquiree	849,700
Elimination of preexisting amounts due from Bigo	48,174
Total consideration	$ 2,390,009
Other acquisition
Components of the purchase consideration transferred
Cash			$ 9,611
Fair value of a subsidiary's common share issued			53,810
Fair value of previously held equity interest in the acquiree			27,716
Total consideration			$ 91,137